N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
Monument Advisor NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class, the value in the Current Expenses cell is deleted and replaced with the following: 0.72%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the First Eagle Variable Funds - Overseas Variable Fund, the value in the Current Expenses cell is deleted and replaced with the following: 1.21%3. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the ProFunds - ProFund VP Rising Rates Opportunity, the value in the Current Expenses cell is deleted and replaced with the following: 1.67%
Monument Advisor NY | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.72%
Monument Advisor NY | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Current Expenses [Percent]	1.21%
Monument Advisor NY | ProFundsProFundVPRisingRatesOpportunityMember
Prospectus:
Current Expenses [Percent]	1.67%